Related Party Transaction (Details) - USD ($)		6 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Balance due
Expenses paid		40,000.00	$ 40,000.00
Research and Development Expense [Member]
Related Party Transaction [Line Items]
Expenses paid		110,000	$ 110,000
Mr. Au [Member]
Related Party Transaction [Line Items]
Balance due	$ 2,539	$ 106